Business Combination (Details) - USD ($)						12 Months Ended
	Feb. 13, 2025	Dec. 29, 2024	Oct. 17, 2023	Jul. 25, 2023	Apr. 12, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 19, 2025	Sep. 04, 2023	Jul. 31, 2022
Business Combination [Line Items]
Percentage of discount rate				14.00%
Consideration in fair value							$ 3,697,000	$ 1,121,006		$ 835,348
Gross revenue						$ 142,072,586	97,534,701	77,444,155
Net profit after tax						1,238,956
Outperformance consideration amount						55,000
Change of fair value of the contingent consideration						$ (545,428)	$ (272,029)	$ (932,152)
Risk adjusted discount rate						5.30%	5.30%	5.30%
Share-Based Payment Arrangement, Tranche Two [Member]
Business Combination [Line Items]
Estimated useful lives						4 years 7 months 6 days
Cash consideration		$ 2,993,450	$ 2,993,450
Percentage of comprised in cash.		10.00%				67.00%
Percentage of comprised in shares		90.00%	100.00%			33.00%
Share-Based Payment Arrangement, Tranche Three [Member]
Business Combination [Line Items]
Cash consideration								$ 800,000
Percentage of comprised in cash.								67.00%
Percentage of comprised in shares								33.00%
Gross revenue								$ 19,400,000
Net profit after tax						$ 714,273
Share-Based Payment Arrangement, Tranche Four [Member]
Business Combination [Line Items]
Cash consideration							$ 1,000,000
Percentage of comprised in cash.							67.00%
Percentage of comprised in shares							33.00%
Gross revenue							$ 31,072,773
Net profit after tax							893,201
Net profit after tax							893,201
Share-Based Payment Arrangement, Tranche Five [Member]
Business Combination [Line Items]
Cash consideration						$ 1,320,000
Percentage of comprised in cash.						67.00%
Percentage of comprised in shares						100.00%
Gross revenue						$ 37,852,287
Net profit after tax						1,238,956
Contingent Consideration for Acquisition [Member]
Business Combination [Line Items]
Change of fair value of the contingent consideration						$ (545,428)	$ (272,029)	$ (932,152)
2Game’s Achievement [Member] | Share-Based Payment Arrangement, Tranche Four [Member]
Business Combination [Line Items]
Percentage of comprised in shares							100.00%
2Game’s Achievement [Member] | Share-Based Payment Arrangement, Tranche Five [Member]
Business Combination [Line Items]
Percentage of comprised in shares						33.00%
Acquisition of Starry [Member]
Business Combination [Line Items]
Percentage of equity interest					100.00%	100.00%
Issued shares (in Shares)					17,648
Percentage of discount rate					14.00%
Estimated useful lives						1 year
Aggregate cash consideration						$ 564,546
Acquisition of Starry [Member] | Common Stock [Member]
Business Combination [Line Items]
Percentage of acquire equity interest					15.00%
Acquisition of Martiangear [Member]
Business Combination [Line Items]
Percentage of equity interest				100.00%
Cash consideration						148,000
Aggregate cash consideration						$ 835,348
Acquisition of Martiangear [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Business Combination [Line Items]
Issued shares (in Shares)						217,724
Cash consideration						$ 700,000
Acquisition of Martiangear [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Business Combination [Line Items]
Cash consideration						$ 148,000
Acquisition of Martiangear [Member] | Common Stock [Member]
Business Combination [Line Items]
Issued shares (in Shares)	217,724					217,724
Acquisition of 2Game [Member]
Business Combination [Line Items]
Percentage of equity interest						100.00%
Percentage of acquire equity interest											100.00%
Consideration in fair value						$ 3,360,848
Cash consideration						6,550
Aggregate cash consideration						3,367,398
Current assets							$ 2,319,000
Non-current assets							$ 1,378,000
Acquisition of 2Game [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Business Combination [Line Items]
Cash consideration						6,550
Acquisition of 2Game [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Business Combination [Line Items]
Cash consideration						2,993,450
Acquisition of 2Game [Member] | Sale and Purchase Agreements [Member]
Business Combination [Line Items]
Aggregate cash consideration						6,120,000
2Game [Member]
Business Combination [Line Items]
Percentage of equity interest									10.00%		51.00%
Completion Date One [Member] | Acquisition of Martiangear [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Business Combination [Line Items]
Cash consideration						48,000
Completion Date Two [Member] | Acquisition of Martiangear [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Business Combination [Line Items]
Cash consideration						50,000
Completion Date Three [Member] | Acquisition of Martiangear [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Business Combination [Line Items]
Cash consideration						$ 50,000
Minimum [Member]
Business Combination [Line Items]
Estimated useful lives				7 years 5 months 12 days
Maximum [Member]
Business Combination [Line Items]
Estimated useful lives				9 months 25 days